Income taxes	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Income taxes
8. Income taxes
As a result of the Transactions, Bioventus Inc. became the sole managing member of BV LLC, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, BV LLC is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by BV LLC is passed through to and included in the taxable income or loss of its members, including the Company following the Transactions, on a pro rata basis. Bioventus Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income of BV LLC following the Transactions. The Company is also subject to taxes in foreign jurisdictions.
The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision, and estimate of the Company’s annual effective tax rate, are subject to variation due to several factors, including variability in pre-tax
income (or loss), the mix of jurisdictions to which such income relates, changes in how the Company conducts business, and tax law developments.
For the three months ended July 3, 2021 and June 27, 2020 the Company’s estimated effective tax rate was 18.9% and 1.8%, respectively. For the six months ended July 3, 2021 and June 27, 2020 the Company’s estimated effective tax rate was 10.7% and 1.6%, respectively. The increase was primarily driven by the change in structure resulting from the IPO and associated Up C structure as well as the impact of non-deductible
stock option expense during 2021.
The Company recorded deferred taxes with the offset to additional paid-in
capital in connection with the Transaction. The deferred tax asset of $481 was due to tax credits and the deferred tax liability of $48,410 was for the difference between the book value and the tax basis of the Company’s investment in BV LLC. The Company maintains a valuation allowance on certain deferred tax assets that has determined are not more-likely-than-not
to be realizable. The Company assesses the need for an adjustment to this valuation allowance on a quarterly basis. The assessment is based on estimates of future sources of taxable income for the jurisdictions in which the Company operates and the periods over which deferred tax assets will be realizable. In the event the Company determines that it will be able to realize all or part of its net deferred tax assets in the future, all or part of the valuation allowance will be reversed in the period in which the Company makes such determination. The release of all or part of the valuation allowance against deferred tax assets may cause greater volatility in the effective tax rate in the periods in which it is reversed.
Tax Receivable Agreement
The Company expects to obtain an increase in the share of the tax basis of the assets of BV LLC when LLC Interests are redeemed or exchanged by the Continuing LLC Owner and other qualifying transactions. This increase in tax basis may have the effect of reducing the amounts that the Company would otherwise pay in the future to various tax authorities. The increase in tax basis may also decrease gains (or increase losses) on future dispositions of certain capital assets to the extent tax basis is allocated to those capital assets.
On February 16, 2021, the Company entered into a tax receivable agreement (TRA) with the Continuing LLC Owner that provides for the payment by the Company to the Continuing LLC Owner of 85% of the amount of tax benefits, if any, that the Company actually realizes as a result of (i) increases in the tax basis of assets of BV LLC resulting from any redemptions or exchanges of LLC Interests or any prior sales of interests in BV LLC and (ii) certain other tax benefits related to our making payments under the TRA.
The Company will maintain a full valuation allowance against deferred tax assets related to the tax attributes generated as a result of redemptions of LLC Interests or exchanges described above until it is determined that the benefits are more-likely-than-not
to be realized. As of July 3, 2021, Continuing LLC Owner had not exchanged LLC Interests for shares of Class A common stock and therefore the Company had not recorded any liabilities under the TRA.

Bio Ventus LLC [Member]
Income taxes
10. Income taxes
The components of net income from continuing operations before taxes for the years ended December 31 are as follows:

	2020	2019	2018
Taxable subsidiaries:
Domestic	$306	$2,679	$2,925
Foreign	387	2,967	(1,393)

	693	5,646	1,532
Other domestic subsidiaries	15,221	4,043	4,575

Income from continuing operations before income taxes	$15,914	$9,689	$6,107

	2020	2019	2018
Federal income taxes:
Current	$782	$932	$891
Deferred	(508)	(345)	(294)
Foreign income taxes:
Current	707	815	472
Deferred	—	—	180
State income taxes:
Current	214	177	380
Deferred	(3)	(3)	(1)
Change in tax rates - deferred	—	—	36

Income tax expense	$1,192	$1,576	$1,664

The differences between the effective income tax rate and the federal statutory income tax rates for the years ended December 31 by taxable and other subsidiaries are as follows:

	2020	2019	2018
U.S. statutory federal corporate income tax rate	21.0%	21.0%	21.0%
LLC flow-through structure	(20.1)	(8.8)	(15.7)
State and local income taxes, net of federal benefit	1.5	2.4	7.3
Foreign rate differential	1.2	1.7	11.5
Provision to return adjustment	3.9	—	3.1

Effective income tax rate	7.5%	16.3%	27.2%

The Company’s effective tax rate differs from statutory rates primarily due to Bioventus LLC’s pass-through structure for U.S. income tax purposes while being treated as taxable in certain states and various foreign jurisdictions as well as for certain subsidiaries. In addition, certain states assess income taxes on pass-through structures.
Deferred tax assets and liabilities are determined based on the difference between financial statement and tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. The components of the deferred taxes were as follows:

	2020	2019
Deferred tax assets:
Net operating losses	$3,874	$3,530
Tax credit carryforwards and other	696	390
Gross deferred tax assets	4,570	3,920
Valuation allowance	(2,993)	(2,423)

Total deferred tax assets	1,577	1,497

Deferred tax liability:
Acquired intangible	4,939	5,371

Net deferred tax liability	$3,362	$3,874

The Company assesses the need for a valuation allowance against our deferred tax assets. A valuation allowance of $2,822, has been applied to all of Harbor’s deferred tax assets. The Company also has a valuation allowance of $171 representing the entire balance of deferred tax assets relating to our international operations. These valuation allowances were recorded as the Company believes it is more-likely-than-not that it will receive future benefit. At December 31, 2020, the Company had federal and state net operating loss carryforwards related to Harbor of $25,537 expiring at various dates from 2021 through 2037 and approximately $2,141 with no expiration date.
The Company

evaluates its tax positions in accordance with the recognition and measurement provisions of ASC 740-10 (“FIN 48”) and in accordance with that guidance, has determined that a reserve for any significant uncertain tax positions is not needed as of December 31, 2020 and
2019
.
Under current tax law, the utilization of tax attributes will be restricted if an ownership change, as defined, were to occur. Section 382 of the U.S. Internal Revenue Code of 1986, as amended, or the Internal Revenue Code, provides, in general, that if an “ownership change” occurs with respect to a corporation with net operating and other loss carryforwards, such carryforwards will be available to offset taxable income in each taxable year after the ownership change only up to the “Section 382 Limitation” for each year. The Company’s ability to use its loss carryforwards will be limited in the event of an ownership change.
During the year ended December 31, 2018, Dutch income taxes were imposed on a negotiated percentage of sales. The Company has an agreement with the Dutch taxing authorities where the Company’s Netherlands subsidiary will incur but not have to pay income taxes in years when the subsidiary is operating at a loss.
Minimal tax related interest and penalties were incurred for the years ended December 31, 2020 and 2019. The Company is subject to audit by various taxing jurisdictions for the years 2015 through 2020.